ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Acquired Intangible Assets, Net
	As of December 31, 2011					As of December 31, 2012
	Gross	Accumulated			Net	Gross	Accumulated			Net
	carrying	amortization	Exchange		carrying	carrying	amortization	Exchange		carrying	Amortization
	amount		difference	Impairment	amount	amount		difference	Impairment	amount	period
Intangible assets not subject to amortization
Trademarks with indefinite life	$268,463	-	$13,719	-	$282,182	$282,182	-	$507	-	$282,689	N/A
Intangible assets subject to amortization
Agreements with Mobile Operator	$3,113,746	$(3,070,271)	$6,782	-	$50,257	$3,113,746	(3,113,701)	(45)	-	-	3 years
Operating platforms	247,901	(191,348)	3,816	(3,927)	56,442	243,974	(215,682)	7	-	28,299	5 years
Service licenses	57,071	(57,201)	130	-	-	57,071	(57,071)	-	-	-	3 years
Contracts with content providers	120,999	(122,678)	1,679	-	-	120,999	(120,999)	-	-	-	1 year
Non-complete agreement	388,516	(388,516)	-	-	-	388,516	(388,516)	-	-	-	2 years
Self-developed contents	379,089	(379,089)	-	-	-	379,089	(379,089)	-	-	-	2 years
Product technologies	4,966,102	(4,497,238)	39,769	-	508,633	4,966,102	(4,963,168)	(918)	-	2,016	3 years
Contracts with service providers	5,713	(5,713)	-	-	-	5,713	(5,713)	-	-	-	1 year
Subscriber list	16,710	(16,710)	-	-	-	16,710	(16,710)	-	-	-	1 year
Trademarks	36,874	(36,874)	-	-	-	36,874	(36,874)		-	-	1 year
Core technologies	4,667,587	(3,459,527)	104,770	-	1,312,830	8,281,231	(5,210,512)	(1,224)	-	3,069,495	5 years
Software	-	-	-	-	-	115,150	(8,321)	603	-	107,432	5 years
Game licenses	-	-	-	-	-	73,952,927	(2,882,332)	498,188	-	71,568,783	3 years
Employment contract	380,898	(253,799)	10,448	-	137,547	380,898	(370,030)	(268)	-	10,600	3 years

Total	$14,649,669	$(12,478,964)	$181,113	$(3,927)	$2,347,891	$92,341,182	$(17,768,718)	$496,850	-	$75,069,314